Financial Assets and Liabilities, Summary (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers out of Level 1 into Level 2			$ 0	$ 0
Financial assets, transfers into Level 3			0	0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Net realized gain (loss) related to derivative financial instruments	$ 3,048,499	$ (318,021)	$ 6,814,778	$ (1,410,179)